1. Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Organization and Business Operations

Globe Photos, Inc. (“we”, “our”, the “Company”) sells and manages classic and contemporary, limited edition photographic images and reproductions, with a focus on iconic celebrity images. The Company also makes available its images for publications and merchandizing. The Company aims to become a leading global photography marketing and distribution company by acquiring rights and ownership to collections of rare iconic negatives and photographs, and to establish worldwide wholesale and retail sales channels.

On June 6, 2018, we filed a Certificate of Merger with the Secretary of State of Delaware in order to effectuate a merger with our wholly-owned subsidiary, Globe Photos, Inc. Shareholder approval was not required pursuant to the Delaware General Corporation Law. As part of the merger, our board of directors authorized a change in our name to “Globe Photos, Inc.” and our Certificate of Incorporation has been amended to reflect this name change.

Going Concern

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues from product sales to provide sufficient cash flows to enable the Company to finance its operations internally. As of September 30, 2018, the Company had $988,535 cash on hand. At September 30, 2018 the Company has an accumulated deficit of $5,089,764. For the nine months ended September 30, 2018, the Company had a net loss of $1,567,109 and cash used in operations of $534,982. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company intends to invest its working capital resources in sales and marketing in order to increase the distribution and demand for its products. If the Company fails to generate sufficient revenue and obtain additional capital to continue at its expected level of operations, the Company may be forced to scale back or discontinue its sales and marketing efforts. However, there is no guarantee the Company will generate sufficient revenues or raise capital to continue operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Capital Art, Inc. (formerly Movie Star News, LLC) (“we”, “our”, the “Company”) sells and manages classic and contemporary, limited edition photographic images and reproductions, with a focus on iconic celebrity images. The Company also makes available its images for publications and merchandizing. The Company aims to become a leading global photography marketing and distribution company by acquiring rights and ownership to collections of rare iconic negatives and photographs, and to establish worldwide wholesale and retail sales channels.

Movie Star News, LLC (“MSN”) was organized in the state of Nevada on August 29, 2012 as a limited liability company to acquire the assets of Kramer Productions, Inc. d/b/a Movie Star News, a New York institution since 1939 that was credited for creating the concept of “pin-up art”. The acquisition resulted in MSN holding one of the largest and most diverse collections of Hollywood photographs in the world of over 3 million Hollywood-related posters, vintage photographs and original negatives.

Capital Art, Inc. (“CAPA”), formed in the state of Delaware on April 26, 2007 along with its wholly owned subsidiary, Capital Art, LLC (collectively “CAPA” or “pre-merger CAPA”) formed in the state of California on January 24, 2011, owned rare iconic celebrity images, including the rights to the Frank Worth Collection. The Frank Worth Collection comprises an extensive collection of Marilyn Monroe, James Dean and other iconic photographs, many rare and never seen that were accumulated over a period of 60 years.

On July 22, 2015, the Company entered into an Asset Purchase Agreement with Globe Photos, Inc., a New York corporation, to purchase substantially all of the assets of Globe Photos, Inc., which principally comprise photographer contracts granting the Company the right to exploit copyrights, digital and tangible photographs, and related copyrights and trademarks, of Globe Photo, Inc. On July 24, 2015, the Company formed Globe Photo, LLC, a wholly owned subsidiary of CAPA, to license the Company’s extensive photograph image archive to third parties worldwide for a fee.

Going Concern

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues from product sales to provide sufficient cash flows to enable the Company to finance its operations internally. As of December 31, 2017, the Company had $1,297 cash on hand. At December 31, 2017 the Company has an accumulated deficit of $3,522,655. For the twelve months ended December 31, 2017, the Company had a net loss of $847,860 and cash used in operations of $246,796. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Over the next twelve months the Company intends to invest its working capital resources in sales and marketing in order to increase the distribution and demand for its products. If the Company fails to generate sufficient revenue and obtain additional capital to continue at its expected level of operations, the Company may be forced to scale back or discontinue its sales and marketing efforts. However, there is no guarantee the Company will generate sufficient revenues or raise capital to continue operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.